Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Deferred offering costs in accrued expenses and other current liabilities	2,701,406	4,984,502
Accrued payroll and welfare	680,682	880,796
Borrowing from third parties (1)	647,463	1,128,816
Other tax payable	389,319	2,156,194
Others (2)	420,761	335,352
Total accrued expenses and other current liabilities	4,839,631	9,485,660

(1)	Borrowings from third parties were to supplement working capital for project bidding and these borrowings are usually settled in a short time.
(2)	Others were mainly composed of personal social security cost payable.